Property and equipment	12 Months Ended
Dec. 31, 2010
Property and equipment [Abstract]
Property and equipment
6.	Property and equipment

Property and equipment of our continuing operations, at cost, consists of the following:

	December 31,
(in millions)	2010	2009
Land and buildings	$11.2	$11.2
Furniture	40.6	41.0
Equipment	308.8	293.4
Computer software	342.5	295.5
Leasehold improvements	94.6	63.6

Total Property and equipment	797.7	704.7
Less accumulated depreciation	(425.0)	(357.6)

Property and equipment, net	$372.7	$347.1

Depreciation expense for our continuing operations in 2010, 2009 and 2008 was $91.9 million, $62.4 million, and $60.9 million, respectively. Internally developed software, net of accumulated depreciation, for our continuing operations was $72.9 million and $60.2 million at December 31, 2010 and 2009, respectively. We capitalized $34.2 million of internally developed software during 2010.

In July 2004, we entered into a capital lease with the Camden County Joint Development Authority in association with the development of our Patient Care Contact Center in St. Marys, Georgia (see Note 12 – Commitments and contingencies).

Under certain of our operating leases for facilities in which we operate home delivery and specialty pharmacies, we are required to remove improvements and equipment upon surrender of the property to the landlord and convert the facilities back to office space. Our asset retirement obligation for our continuing operations was $5.5 million at both December 31, 2010 and 2009.

In the fourth quarter of 2010, we announced our intent to cease fulfilling prescriptions from our home delivery dispensing pharmacy in Bensalem, Pennsylvania, effective in the first quarter of 2011. We currently intend to maintain the location and all necessary permits and licenses to be able to utilize the facility for business continuity planning purposes. We also maintain a non-dispensing order processing facility in the Bensalem, Pennsylvania area, which will remain operational. Based on our assessments of potential use and our intents for this location, we consider the Bensalem dispensing pharmacy facility to be temporarily idle, and have not modified the method or useful life used to depreciate the related assets.